Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 6) (USD $)		12 Months Ended
	Feb. 19, 2013	Dec. 31, 2009 Aldagen Inc [Member] March 21, 2006	Dec. 31, 2006 Aldagen Inc [Member] March 21, 2006	Dec. 31, 2009 Aldagen Inc [Member] August 30, 2006	Dec. 31, 2006 Aldagen Inc [Member] August 30, 2006	Dec. 31, 2009 Aldagen Inc [Member] December 4, 2006	Dec. 31, 2006 Aldagen Inc [Member] December 4, 2006	Dec. 31, 2009 Aldagen Inc [Member] December 15, 2006	Dec. 31, 2006 Aldagen Inc [Member] December 15, 2006	Dec. 31, 2009 Aldagen Inc [Member] July 28, 2009	Dec. 31, 2006 Aldagen Inc [Member] July 28, 2009	Dec. 31, 2009 Aldagen Inc [Member] October 22, 2009	Dec. 31, 2006 Aldagen Inc [Member] October 22, 2009	Dec. 31, 2009 Aldagen Inc [Member] June 20, 2011	Dec. 31, 2006 Aldagen Inc [Member] June 20, 2011	Dec. 31, 2009 Aldagen Inc [Member] September 16, 2011	Dec. 31, 2006 Aldagen Inc [Member] September 16, 2011
Number Of Warrants Granted			75,000		75,000		45,000		1,362,605		38,421		1,400,033		207,545		100,850
Warrants Exercise Price	$ 0.75		$ 1		$ 1		$ 1		$ 0.7278		$ 1.0411		$ 1.0411		$ 1.0411		$ 1.0411
Warrants FairValue PerShare		$ 0.75		$ 0.75		$ 0.74		$ 0.36		$ 0.81		$ 1.03		$ 0.83		$ 0.38
Warrants Intrinsic Value Per Share		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0